Related Party Transactions, Administrative Support Agreement (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	22 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Related Party Transactions [Abstract]
Administrative support fees	$ 2,485,780	$ 306,223	$ 4,027,550	$ 1,063,554	$ 431,275	$ 1,784,832
Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee						10,000
Payments for administrative support							$ 0
Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee			10,000
Administrative support fees	$ 30,000	$ 26,146	$ 90,000	$ 78,283	$ 0	$ 120,000